Label	Element	Value
Domini Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DOMINI IMPACT BOND FUNDSM
Objective [Heading]	rr_ObjectiveHeading	Investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide its shareholders with a high level of current income and total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If you invest in Institutional or Class Y shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 258% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	258.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes (whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in investment-grade securities and maintains an effective duration within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Bond Index as calculated by Wellington Management Company LLP (the “Subadviser”), the Fund’s subadviser. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in bonds, including government and corporate bonds, mortgage-backed and asset-backed securities, non-U.S. dollar denominated bonds, and U.S. dollar denominated bonds issued by non‑U.S. entities. The Fund’s investments in bonds also may include floating and variable rate loans, and municipal securities. A significant portion of the Fund’s assets may be invested in securities issued by government-sponsored entities such as Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. A significant portion of the Fund’s assets may also be invested in “to be announced” securities, including mortgage dollar roll, when-issued, delayed delivery and forward commitment securities. A “to be announced” transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The Fund generally has a high rate of portfolio turnover as a consequence of investing in “to be announced” securities. The Fund may invest up to 20% of its net assets in below investment grade debt securities (sometimes referred to as “junk bonds”) or, if unrated, of equivalent credit quality as determined by the Subadviser. The Fund may invest in privately issued mortgage-backed and asset-backed securities. The Fund may invest in securities that are in default and illiquid securities. The Fund’s investments may change significantly from time to time based on current market conditions and investment eligibility determinations.
Domini Impact Investments LLC (the “Adviser”), the Fund’s adviser, seeks to identify investment opportunities for the Fund that, in the Adviser’s view, create positive environmental and social outcomes for people and the planet, while also seeking competitive financial returns (“Impact Investing”). The Adviser identifies securities that are eligible for investment by the Fund based on the evaluation of environmental and social factors, including the core business in which a company engages and/or how a company treats its key stakeholders, such as its customers, employees, suppliers, ecosystems, local, national and global communities, and/or investors (“environmental and social factors”).
The Subadviser uses proprietary fundamental research to select investments to buy and sell from among those which the Adviser has notified the Subadviser are eligible for investment, based upon an identification of structural, cyclical and opportunistic themes, as well as individual sector and security characteristics. The Fund also will sell securities that the Adviser determines are no longer eligible for investment based on the Adviser’s ongoing evaluation of environmental and social factors.

Risk [Heading]	rr_RiskHeading	Principal risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Bloomberg U.S. Aggregate Bond Index. Wellington Management commenced submanagement services for the Fund on January 7, 2015. A different subadviser served as the Fund’s subadviser for periods prior to January 6, 2015. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Class Y shares are those of the Investor shares. Class Y shares commenced operations on June 1, 2021. These returns have not been adjusted to take into account the lower expenses applicable to Class Y shares.
Updated information on the Fund’s investment results can be obtained by visiting domini.com/performance and by calling 1‑800‑582‑6757.
The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Bloomberg U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑582‑6757
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	domini.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Return (%) Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest/lowest quarterly results during this time period were: 7.03% (quarter ended 12/31/2023) and –6.54% (quarter ended 3/31/2022). The Fund’s year‑to‑date results as of the most recent calendar quarter ended 09/30/2024 were 5.32%.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Investor shares; after‑tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are shown only for Investor shares; after‑tax returns for other share classes will vary. After‑tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).

Domini Impact Bond Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.
Domini Impact Bond Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Domini Impact Bond Fund | Impact Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Impact Investing Risk. The Adviser’s evaluation of environmental and social factors in its investment selections, and the timing and amount of the Subadviser’s implementation of the Adviser’s investment selections, will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor. The Fund may forego some investment opportunities including investments in certain market sectors that are available to funds that do not consider environmental and social factors in their investment selections.

Domini Impact Bond Fund | Portfolio Management Risk [Member]
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Portfolio Management Risk. The value of your investment may decrease if the Adviser’s or Subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, or the timing or amount of an investment decision, is incorrect or does not produce the desired results. In addition, the Adviser’s or Subadviser’s investment process or approach may change from time to time. Those changes may not lead to the results intended by the Adviser or Subadviser and could have an adverse effect on the value or performance of the Fund.

Domini Impact Bond Fund | Style Risk [Member]
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Style Risk. The value of your investment may decrease if the Subadviser’s investment strategy does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector or region is incorrect.

Domini Impact Bond Fund | Information Risk [Member]
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Information Risk. There is a risk that information used by the Adviser to evaluate an investment, including environmental and social factors, may not be readily available, complete, or accurate, which could negatively impact the Adviser’s ability to evaluate such information and negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.

Domini Impact Bond Fund | Market Risk [Member]
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Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, political instability, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, inflation, rising interest rates, global supply chain disruptions and other market events could adversely affect the companies or issuers in which the fund invests. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non‑U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict such as between Russia and Ukraine or in the Middle East, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Domini Impact Bond Fund | Interest Rate Risks [Member]
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Interest Rate Risk. The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. If interest rates rise, the price of a fixed-income security declines and will generally reduce the value of the Fund’s share price. A rise in rates tends to have a greater impact on securities with longer maturities or higher durations. However, calculations of maturity and duration may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.

Domini Impact Bond Fund | Credit Risks [Member]
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Credit Risk. Fixed-income securities are subject to credit risk. Credit risk is the possibility that an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund will fail to make timely payments of interest or principal or go bankrupt, has its credit rating downgraded or is perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines, in which case the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. The lower the ratings of such debt securities, the greater their risks. In addition, lower-rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher-quality securities.

Domini Impact Bond Fund | Prepayment and Extension Risk [Member]
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Prepayment and Extension Risk. Many issuers have a right to prepay their securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund also may lose any premium it paid on the security. When interest rates rise, repayments of fixed-income securities, particularly asset-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

Domini Impact Bond Fund | Liquidity Risk [Member]
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Liquidity Risk. The Fund may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly, and they may become difficult to purchase or sell, or may be illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make markets for certain securities. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Due to limitations on investments in illiquid securities, the Fund may be unable to achieve its desired level of exposure to certain sectors. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell such securities at a substantial loss or may not be able to sell at all.

Domini Impact Bond Fund | Mortgage Related and Asset Backed Securities Risk [Member]
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Mortgage-Related and Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the real estate market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These securities are also subject to interest rate, prepayment and extension risks. Prepayment risk is generally lower with respect to delegated underwriting and servicing (“DUS”) bonds issued with prepayment penalties that help protect an investor in case of voluntary repayment by the underlying borrower. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non‑governmental issuers and those that include so‑called “sub‑prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Domini Impact Bond Fund | Floating and Variable Rate Loans Risk [Member]
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Floating and Variable Rate Loans Risk. Floating rate loans and similar investments may be volatile, illiquid or less liquid than other investments and difficult to value. The value of loan collateral can decline, be difficult to liquidate, or insufficient to meet the issuer’s obligations. To the extent that sale proceeds of loans are not available, the Fund may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests.

Domini Impact Bond Fund | Government Sponsored Entities Risk [Member]
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Government-Sponsored Entities Risk. The Fund’s investments in securities issued by government-sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Bank are not guaranteed or insured by the U.S. government and may decline in value.

Domini Impact Bond Fund | Risks Relating to Investments in Municipal Securities [Member]
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Risks Relating to Investments in Municipal Securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent years, an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of political, economic or market turmoil or a recession.

Domini Impact Bond Fund | Mortgage Dollar Roll Transactions Risk [Member]
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Mortgage Dollar Roll Transactions Risk. The benefits to the Fund from mortgage dollar roll transactions depend upon the Subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The Fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

Domini Impact Bond Fund | To Be Announced TBA Securities Risk [Member]
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To Be Announced (TBA) Securities Risk. TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund could lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Domini Impact Bond Fund | Foreign Investing Risk [Member]
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Foreign Investing Risk. Investments in foreign regions may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, investment and repatriation restrictions, confiscatory taxation, military conflicts and sanctions, terrorism, arbitrary application of laws and regulations or lack of rule of law, terrorism and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. Less information may be publicly available regarding foreign issuers.

Domini Impact Bond Fund | Currency Risk [Member]
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Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. This fluctuation can affect both the value of the currencies in which the Fund’s investments are traded or an active investment position. The Fund will benefit when foreign currencies strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions, speculation, and the spread of infectious illness or other public health issues. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.

Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Domini Impact Bond Fund | Market Sector Risk [Member]
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Market Sector Risk. The Fund may hold a large percentage of securities in a particular market sector. To the extent the Fund holds a large percentage of securities in a particular sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions, the spread of infectious illness or other public health issues, or other developments or risks affecting such market sector than a Fund without the same focus.

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Financials Sector Risk. Issuers in the financials sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates, credit rating downgrades, decreased liquidity in credit markets, and general economic activity and are generally subject to extensive government regulation.

Domini Impact Bond Fund | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance and could cause shareowners to incur a higher level of taxable income or capital gains. In addition, investment in mortgage dollar rolls and participation in to‑be‑announced (“TBA”) transactions may significantly increase the Fund’s portfolio turnover rate.

Domini Impact Bond Fund | Valuation Risk [Member]
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Valuation Risk. Nearly all of the Fund’s securities are valued using a fair value methodology. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the securities had not been fair-valued or if a different valuation methodology had been used. The ability to value the Fund’s investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Domini Impact Bond Fund | Redemption Risk [Member]
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Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

Domini Impact Bond Fund | Cybersecurity Risk [Member]
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Cybersecurity Risk. Cybersecurity failures by or breaches of the Fund’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, and result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.

Domini Impact Bond Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.25%
Other miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,373
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	338
5 Years	rr_ExpenseExampleNoRedemptionYear05	606
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,373
2014	rr_AnnualReturn2014	3.74%
2015	rr_AnnualReturn2015	(0.46%)
2016	rr_AnnualReturn2016	3.44%
2017	rr_AnnualReturn2017	3.85%
2018	rr_AnnualReturn2018	(0.91%)
2019	rr_AnnualReturn2019	9.14%
2020	rr_AnnualReturn2020	10.06%
2021	rr_AnnualReturn2021	(0.84%)
2022	rr_AnnualReturn2022	(14.66%)
2023	rr_AnnualReturn2023	5.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.54%)
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	1.68%
Domini Impact Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.25%
Other miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	399
10 Years	rr_ExpenseExampleYear10	913
1 Year	rr_ExpenseExampleNoRedemptionYear01	58
3 Years	rr_ExpenseExampleNoRedemptionYear03	222
5 Years	rr_ExpenseExampleNoRedemptionYear05	399
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 913
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	1.95%
Domini Impact Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.25%
Other miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	474
10 Years	rr_ExpenseExampleYear10	1,085
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	474
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,085
1 Year	rr_AverageAnnualReturnYear01	5.95%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Domini Impact Bond Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	0.63%
Domini Impact Bond Fund | Return after taxes on distributions and sale of shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	0.86%
Domini Impact Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%

[1]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e‑delivery of Fund statements, prospectuses, and reports.
[2]
The Fund’s Adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively. These expense limitations are in effect through November 30, 2025. There can be no assurance that the Adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the Adviser and the Fund’s Board of Trustees.